Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	€ 264,118	€ 255,171
Current liabilities	181,120	178,793
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	264,118	255,171
Current liabilities	181,120	178,793
Total	€ 82,998	€ 76,378